INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2016
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2015
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	746	92	(6)	832
Debt securities issued by other governments and public sector entities	3,638	66	(1)	3,703
Greek treasury bills	471	-	(1)	470
Foreign treasury bills	221	-	-	221
Debt securities issued by companies incorporated in Greece	143	1	(5)	139
Debt securities issued by companies incorporated outside Greece	205	11	(7)	209
Equity securities issued by companies incorporated in Greece	57	8	(5)	60
Equity securities issued by companies incorporated outside Greece	7	33	-	40
Mutual Fund units	278	9	(3)	284
Total available-for-sale securities	5,766	220	(28)	5,958

	2016
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	878	195	(2)	1,071
Debt securities issued by other governments and public sector entities	9,651	209	(9)	9,851
Greek treasury bills	516	-	-	516
Foreign treasury bills	243	-	-	243
Debt securities issued by companies incorporated in Greece	186	5	(1)	190
Debt securities issued by companies incorporated outside Greece	206	13	(3)	216
Equity securities issued by companies incorporated in Greece	43	16	(2)	57
Equity securities issued by companies incorporated outside Greece	11	12	-	23
Mutual Fund units	279	11	(2)	288
Total available-for-sale securities	12,013	461	(19)	12,455

Debt securities issued by other governments and public sector entities have increased by approximately EUR 6.1 billion as at December 31, 2016, mainly due to tainting of the Group's held-to-maturity portfolio and transfer of the respective securities to the available-for-sale portfolio.

As at December 31, 2015 the Group's Held-to-maturity portfolio included EUR 9,060 million EFSF bonds received from the HFSF for the Bank's recapitalization in June 2013. The Bank was not allowed to sell these bonds, but the Bank was allowed to use them as collateral for repo financing from the Eurosystem or other market counterparties. Since April 14, 2016, the EFSF has allowed the Bank to sell the EFSF bonds to the members of the Eurosystem in the context of the Public Sector Asset Purchase Programme established by ECB Governing Council Decision 2015/774 on a secondary markets public sector asset purchase programme (the “PSPP”) and strictly in accordance with the conditions applicable to the PSPP as amended by the ECB Governing Council decision of March 10, 2016, including but not limited to issue and issuer share limit applicable to EFSF. Following this decision by the EFSF on April 14, 2016 the Bank has decided to re-assess its intention to hold these bonds until maturity and concluded that these bonds do not meet the definition of Held to Maturity as the intention changed within 2016. The Bank, from April 14, 2016 until December 31, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 3,249 million, and realized a total gain of EUR 65 million recorded in Net realized gains/(losses) on sales of available-for-sale securities. Further in January 2017, the Bank sold an additional amount of EUR 325 million realizing a gain of EUR 5 million. As a result the Group's held-to-maturity portfolio is tainted from April 14, 2016 onwards, and any held-to-maturity investments have been reclassified to available-for-sale portfolio.

On 5 December 2016, Eurogroup endorsed the implementation of the short-term debt relief measures beginning in early 2017 . These measures include, among others, a prospective bond exchange of floating rate notes used for Greek banks' recapitalization for fixed-rate notes with much longer maturities which has been approved with a view to stabilizing interest rates and smoothen the future debt repayments profile for the Greek State. This exchange will be effected at the bonds' carrying amount as per the Bank's statutory IFRS accounts.
In this context, up to May 4, 2017, the Bank participated in the Bond Exchange Program with nominal EUR 3,017 million. The outstanding amount of notes eligible for this program is EUR 5,027 million as at May 4, 2017.

As at December 31, 2015 and 2016 the Group held EUR 18.1 million and EUR 3.7 million of US Federal debt securities.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2015. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2015
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	-	-	108	(6)	108	(6)
Debt securities issued by other governments and public sector entities	38	(1)	37	-	75	(1)
Greek treasury bills	410	(1)	-	-	410	(1)
Debt securities issued by companies incorporated in Greece	37	-	77	(5)	114	(5)
Debt securities issued by companies incorporated outside Greece	-	-	33	(7)	33	(7)
Equity securities issued by companies incorporated in Greece	20	(4)	-	-	20	(4)
Equity securities issued by companies incorporated outside Greece	1	-	-	-	1	-
Mutual Fund units	73	(2)	32	(1)	105	(3)
Total available-for-sale securities	579	(8)	287	(19)	866	(27)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2016. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2016
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Greek government bonds	10	-	54	(2)	64	(2)
Debt securities issued by other governments and public sector entities	182	(7)	73	(2)	255	(9)
Greek treasury bills	309	-	-	-	309	-
Foreign treasury bills	51	-	-	-	51	-
Debt securities issued by companies incorporated in Greece	25	-	7	(1)	32	(1)
Debt securities issued by companies incorporated outside Greece	20	-	13	(3)	33	(3)
Equity securities issued by companies incorporated in Greece	7	(2)	1	-	8	(2)
Equity securities issued by companies incorporated outside Greece	1	-	-	-	1	-
Mutual Fund units	9	-	52	(2)	61	(2)
Total available-for-sale securities	614	(9)	200	(10)	814	(19)

The scheduled maturities of available-for-sale securities at December 31, 2015 and 2016 were as follows:
	2015		2016

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)		(EUR in millions)
Due in one year or less	842	842	2,633	2,638
Due from one to five years	3,827	3,841	6,262	6,351
Due from five to ten years	284	308	2,111	2,232
Due after ten years	470	582	674	866
Total debt securities	5,423	5,573	11,680	12,087
Equity securities and mutual fund units	343	385	333	368
Total	5,766	5,958	12,013	12,455

Available for sale securities include securities that are pledged as collateral of EUR 3,349 million and EUR 9,354 as at December 31, 2015 and 2016, respectively.

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale and held-to-maturity securities for 2014, 2015 and 2016.
	2014	2015	2016
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	17	1	4
Debt securities issued by other governments and public sector entities	10	6	75
Corporate debt securities	14	8	2
Equity securities	30	6	29
Mutual fund units	39	6	5
Total gross realized gains on sales of available for sale securities	110	27	115
Gross realized losses on sales of available for sale securities
Greek government bonds	(8)	(12)	(3)
Debt securities issued by other governments and public sector entities	(3)	(3)	(2)
Corporate debt securities	-	(2)	(5)
Equity securities	(3)	(8)	(3)
Mutual fund units	(1)	(1)	-
Total gross realized losses on sales of available for sale securities	(15)	(26)	(13)
Net realized gains / (losses) on sales of available for sale securities	95	1	102

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	-	(23)	-
Equity securities	-	(4)	(3)
Mutual fund units	(5)	(4)	-
Total Other-Than-Temporary-Impairment	(5)	(31)	(3)
Net gains / (losses) on available for sale and held to maturity securities	90	(30)	99

The gain from debt securities issued by other governments and public sector entities in 2016 includes EUR 65 million relating to EFSF bond sold during 2016. The gain from equity securities in 2016 includes EUR 26 million relating to the exchange of VISA Europe shares for VISA Inc shares in the context of the acquisition of the former by the latter.

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, 2015, comprised:

	2015
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in millions)
Greek government bonds	78	69	-	147
Debt securities issued by other governments and public entities	9,129	235	-	9,364
Foreign treasury bills	85	-	-	85
Total held-to-maturity securities	9,292	304	-	9,596

Held-to-maturity Debt securities issued by other governments and public entities, as at December 31, 2015 include EUR 9,060 million EFSF bonds received from the HFSF for the Bank’s recapitalization in June 2013 and to cover the funding gap from the acquisition of FBB (see Note 4).

As at December 31, 2015, the Group did not hold any US Federal debt securities.

There are no unrecognized losses of held-to-maturity securities as at December 31, 2015 and 2016.

The scheduled maturities of held-to-maturity securities at December 31, 2015 were as follows:
	2015

	Amortized	Fair
	Cost	Value
	(EUR in millions)
Due in one year or less	85	85
Due from one to five years	4,539	4,593
Due from five to ten years	4,604	4,796
Due after ten years	64	122
Total	9,292	9,596

Held to maturity securities include securities that are pledged as collateral of EUR 9,060 million as at December 31, 2015

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

  Impairment of available for sale and held to maturity securities

During 2014, 2015 and 2016, the Group recognized OTTI charges for its available-for-sale and held-to-maturity securities of EUR 5 million, EUR 32 million and EUR 3 million respectively.